Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2022	$ 1,789,047	$ 1,599,871	$ 11,606	$ 986,594	$ 814,951	$ 345,567	$ (161,307)	$ (397,540)	$ 189,176
Profit for the six -month period after taxes	30,791	24,661	0	0	0	0	0	24,661	6,130
Change in fair value of cash flow hedges net of transfer to profit or loss statement	(4,765)	(3,148)	0	0	0	(3,148)	0	0	(1,617)
Currency translation differences	12,888	12,580	0	0	0	0	12,580	0	308
Tax effect	(1,999)	(2,535)	0	0	0	(2,535)	0	0	536
Other comprehensive income	6,124	6,897	0	0	0	(5,683)	12,580	0	(773)
Total comprehensive income for the period	36,915	31,558	0	0	0	(5,683)	12,580	24,661	5,357
Changes in the scope	(2,817)	0	0	0	0	0	0	0	(2,817)
Reduction of share premium	0	0	0	(250,000)	250,000	0	0	0	0
Share-based compensation	1,223	1,223	9	0	0	0	0	1,214	0
Capital contribution	10,476	0	0	0	0	0	0	0	10,476
Distributions	(127,083)	(103,376)	0	0	(103,376)	0	0	0	(23,707)
Balance, end of period at Jun. 30, 2023	1,707,761	1,529,276	11,615	736,594	961,575	339,884	(148,727)	(371,665)	178,485
Balance, beginning of period at Dec. 31, 2023	1,588,809	1,423,477	11,616	736,594	858,220	308,002	(139,434)	(351,521)	165,332
Profit for the six -month period after taxes	22,273	16,033	0	0	0	0	0	16,033	6,240
Change in fair value of cash flow hedges net of transfer to profit or loss statement	28,491	25,852	0	0	0	25,852	0	0	2,639
Currency translation differences	(14,435)	(11,957)	0	0	0	0	(11,957)	0	(2,478)
Tax effect	(6,700)	(6,256)	0	0	0	(6,256)	0	0	(444)
Other comprehensive income	7,356	7,639	0	0	0	19,596	(11,957)	0	(283)
Total comprehensive income for the period	29,629	23,672	0	0	0	19,596	(11,957)	16,033	5,957
Reduction of share premium	0	0	0	(200,000)	200,000	0	0	0	0
Share-based compensation	1,913	1,913	0	0	0	0	0	1,913	0
Capital contribution	1,200	0	0	0	0	0	0	0	1,200
Distributions	(123,979)	(103,382)	0	0	(103,382)	0	0	0	(20,597)
Balance, end of period at Jun. 30, 2024	$ 1,497,572	$ 1,345,680	$ 11,616	$ 536,594	$ 954,838	$ 327,598	$ (151,391)	$ (333,575)	$ 151,892